Income Taxes (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Hong Kong	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong	Dec. 31, 2013 Cayman Islands	Dec. 31, 2013 People's Republic of China USD ($)	Dec. 31, 2013 People's Republic of China CNY	Dec. 31, 2012 People's Republic of China USD ($)	Dec. 31, 2013 People's Republic of China Resident Enterprise	Dec. 31, 2013 People's Republic of China Non-Resident Enterprise	Dec. 31, 2013 People's Republic of China Vipshop Jianyang
Income Taxes
Withholding tax upon payments of dividends (as a percent)									0.00%
Current rate of taxation (as a percent)						16.50%	16.50%	16.50%
Income tax rate (as a percent)										25.00%	25.00%		25.00%
Preferential tax rate (as a percent)															15.00%
Threshold annual primary business revenue as percentage of total enterprise revenue															70.00%
Unrecognized tax benefits	$ 0		$ 0
Period of statute of limitations, if underpayment of income taxes is due to computational errors										3 years	3 years
Period of statute of limitations under special circumstances not clearly defined										5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations											100,000
Minimum underpayment of income tax liability, which attracts five years statute of limitations										16,519
Period of statute of limitations in case of transfer pricing related adjustment										10 years	10 years
Components of income tax expense
Current tax	29,676,438		706,173
Deferred tax	(11,126,647)
Total tax expenses	18,549,791		706,173
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)														10.00%
Threshold percentage owndership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)														25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)														5.00%
Undistributed earnings of the Group's subsidiaries and the VIE in the PRC	82,100,000	497,100,000	0	0
Deferred income tax liability not recorded in respect of undistributed earnings	4,140,000	24,900,000	0	0
Provision for the Chinese dividend withholding taxes		0		0
Reconciliation of the income tax expense (credit) to loss before income tax
(Loss) income before income tax	70,849,654		(8,765,901)		(107,271,525)
Computed income tax expense at PRC EIT tax rate	17,712,413		(2,191,475)		(26,817,881)
Effect of non-deductible expenses, including:
Share-based compensation expenses	3,114,066		1,899,237		18,481,976
Inventory wastage			(981,266)
Other non-deductible expenses	352,329		20,561		1,050,680
Effect of different tax rates of a subsidiary operating in other jurisdictions	(162,863)		135,975		44,048
Effect of tax holidays on concessionary rates granted to a PRC subsidiary	(1,963,422)		(136,527)
Change in valuation allowance	(502,732)		1,959,668		7,241,177
Total tax expenses	18,549,791		706,173
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect	1,963,422		136,527
Per share effect - basic (in dollars per share)	$ 0.02		$ 0.00
Per share effect - diluted (in dollars per share)	$ 0.02		$ 0.00
Deferred tax assets:
Net operating loss carry forwards	33,928		1,752,613
Allowance for doubtful debts	65,368		62,369
Inventory write-down	5,059,396		2,672,334
Payroll payable and other accruals	4,460,609		2,139,275
Deferred revenue	12,648,865		5,443,072
Adverting expenses	625,384
Others	153,906		14,653
Foreign exchange (note)	(827,062)		(487,837)
Less: valuation allowance	(11,093,747)		(11,596,479)
Total deferred tax assets	11,126,647
Tax loss carried forward of certain subsidiaries and the variable interest entity										$ 204,350		$ 7,730,540
Valuation allowance (as a percent)	50.00%	50.00%	100.00%	100.00%